Expense Example {- Strategic Advisers Large Cap Fund} - 05.31 Strategic Advisers Large Cap Fund PRO-09 - Strategic Advisers Large Cap Fund - Strategic Advisers Large Cap Fund	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 25
3 years	96
5 years	214
10 years	$ 557